Summary of Significant Accounting Policies (Details) - USD ($)						3 Months Ended	12 Months Ended
	Jun. 14, 2026	Sep. 12, 2025	Dec. 11, 2024	Apr. 05, 2024	Jun. 21, 2023	Mar. 31, 2026	Dec. 31, 2025	Sep. 10, 2025	Jan. 28, 2025	Dec. 31, 2024	Dec. 14, 2021
Summary of Significant Accounting Policies [Line Items]
Cash equivalents						$ 155,345	$ 348,472
Cash and cash equivalents – restricted
Investments held in trust account						301,732	297,614			3,666,439
Underwriting fees						5,000,000	5,000,000
Deferred underwriting fees payable						8,956,250	8,956,250
Other costs						463,896	463,896
Remains outstanding						8,956,250	8,956,250
FDIC coverage limit						$ 250,000	250,000
Redeemed shares (in Shares)		285,269
Cash withdrawn from the trust account		$ 3,335,294		$ 10,179,663
Redeemed payment								$ 586,001
Payment of penalties										57,309
Payment of Interest							157,897
Amount withdrawn from trust account				$ 10,179,663
Cash and cash equivalents							$ 348,472			$ 142,260
Private Placement Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Warrants exercised (in Shares)
Fourth Extension Special Meeting [Member]
Summary of Significant Accounting Policies [Line Items]
Redeemed shares (in Shares)			285,269			285,269
Citigroup [Member]
Summary of Significant Accounting Policies [Line Items]
Deferred underwriting commissions							$ 8,956,250		$ 8,956,250
Class A Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Redeemed shares (in Shares)			977,625	910,258	23,176,961	910,258	910,258
Cash withdrawn from the trust account			$ 11,497,959
Common stock subject to possible redemption (in Shares)						24,887	24,887			310,156
Withdrawn from trust account to pay					$ 239,604,919
Class A Common Stock [Member] | Warrant [Member]
Summary of Significant Accounting Policies [Line Items]
Purchase of warrants (in Shares)											13,164,375
Exercise price of warrants											$ 11.5
Class A Common Stock [Member] | Public Warrants and Private Placement Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Potential shares (in Shares)						13,164,375	13,164,375
Class A Common Stock [Member] | First Extension Special Meeting [Member]
Summary of Significant Accounting Policies [Line Items]
Redeemed shares (in Shares)						23,176,961	23,176,961
Class A Common Stock [Member] | Third Extension Meeting [Member]
Summary of Significant Accounting Policies [Line Items]
Redeemed shares (in Shares)				977,625
Class A Common Stock Subject to Possible Redemption [Member]
Summary of Significant Accounting Policies [Line Items]
Redeemed shares (in Shares)			977,625
Common stock subject to possible redemption (in Shares)						24,887	24,887			310,156
IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Offering costs						$ 14,420,146	$ 14,420,146
Deferred underwriting fees payable							$ 8,956,250
IPO [Member] | Subsequent Event [Member]
Summary of Significant Accounting Policies [Line Items]
Deferred underwriting fees payable	$ 8,956,250
IPO [Member] | Class A Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Exercise price of warrants							$ 11.5